Pensions and other post-employment benefits - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis
Discount rate (as a percent)	4.90%	4.40%
Discount rate for determining present values
Sensitivity analysis
Discount rate (as a percent)	4.90%	4.40%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ 1,162
Decrease in assumption	€ (1,358)
Pension growth rate
Sensitivity analysis
Discount rate (as a percent)	2.10%	3.30%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ (226)
Decrease in assumption	€ 175
Inflation rate
Sensitivity analysis
Discount rate (as a percent)	2.00%	2.30%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ (249)
Decrease in assumption	219
Life expectancy
Sensitivity analysis
Increase in assumption	(589)
Decrease in assumption	€ 559
Change in life expectancy actuarial assumption	1 year
Life expectancy | Bottom of range
Sensitivity analysis
Life expectancy	86 years	87 years
Life expectancy | Top of range
Sensitivity analysis
Life expectancy	88 years	88 years